Impairment of Mineral Stream Interests - Additional Information (Detail) $ / shares in Units, $ in Thousands, lb in Millions		3 Months Ended	6 Months Ended
	Jun. 11, 2018 USD ($) lb	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 18, 2019
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment charge		$ 165,912	$ 165,912
Cobalt Twenty Seven [member] | Pala Investments Limited [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Acquisition of issued and outstanding common shares of comparator company				100.00%
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Precious metal purchase agreement carrying value		393,000	393,000
Recoverable amount			227,000
Impairment charge		$ 165,912	$ 165,912
Discount rate		7.00%	7.00%
Market price of cobalt | $ / shares		$ 14.83	$ 14.83
Cobalt [member] | Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Percentage of production to be acquired	42.40%
Amount of cobalt to be delivered | lb	31
Percentage of production to be acquired thereafter for life of mine	21.20%
Upfront cash payments	$ 390,000